Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Jul. 30, 2018
Prospectus Date	Aug. 01, 2018
Pacific Funds℠ Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific Funds℠ Portfolio Optimization Conservative | CLASS B
Prospectus:
Trading Symbol	POABX
Pacific Funds℠ Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific Funds℠ Portfolio Optimization Conservative | CLASS R
Prospectus:
Trading Symbol	POARX
Pacific Funds℠ Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS B
Prospectus:
Trading Symbol	POBBX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS R
Prospectus:
Trading Symbol	POBRX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PMCDX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS B
Prospectus:
Trading Symbol	POMBX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS R
Prospectus:
Trading Symbol	POCRX
Pacific Funds℠ Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific Funds℠ Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Pacific Funds℠ Portfolio Optimization Growth | CLASS B
Prospectus:
Trading Symbol	PODBX
Pacific Funds℠ Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Pacific Funds℠ Portfolio Optimization Growth | CLASS R
Prospectus:
Trading Symbol	PODRX
Pacific Funds℠ Portfolio Optimization Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	PMADX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS B
Prospectus:
Trading Symbol	POEBX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS R
Prospectus:
Trading Symbol	POERX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	POEDX
Pacific Funds℠ Diversified Alternatives | Class A
Prospectus:
Trading Symbol	PLALX
Pacific Funds℠ Diversified Alternatives | Class C
Prospectus:
Trading Symbol	PLCLX
Pacific Funds℠ Diversified Alternatives | Advisor Class
Prospectus:
Trading Symbol	PLDLX
Pacific Funds℠ Large-Cap | Class A
Prospectus:
Trading Symbol	PFLAX
Pacific Funds℠ Large-Cap | Class C
Prospectus:
Trading Symbol	PFCCX
Pacific Funds℠ Large-Cap | Advisor Class
Prospectus:
Trading Symbol	PFCDX
Pacific Funds℠ Large-Cap | Investor Class
Prospectus:
Trading Symbol	PFCRX
Pacific Funds℠ Large-Cap | Class S
Prospectus:
Trading Symbol	PFKIX
Pacific Funds℠ Large-Cap Value | Investor Class
Prospectus:
Trading Symbol	PFVRX
Pacific Funds℠ Large-Cap Value | Class S
Prospectus:
Trading Symbol	PFVIX
Pacific Funds℠ Large-Cap Value | Class A
Prospectus:
Trading Symbol	PFAAX
Pacific Funds℠ Large-Cap Value | Class C
Prospectus:
Trading Symbol	PFVCX
Pacific Funds℠ Large-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFVDX
Pacific Funds℠ Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Pacific Funds℠ Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Pacific Funds℠ Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Pacific Funds℠ Small/Mid-Cap | Investor Class
Prospectus:
Trading Symbol	PFIRX
Pacific Funds℠ Small/Mid-Cap | Class S
Prospectus:
Trading Symbol	PFOIX
Pacific Funds℠ Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Pacific Funds℠ Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Pacific Funds℠ Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Pacific Funds℠ Small-Cap | Investor Class
Prospectus:
Trading Symbol	PFBRX
Pacific Funds℠ Small-Cap | Class S
Prospectus:
Trading Symbol	PFJIX
Pacific Funds℠ Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Pacific Funds℠ Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Pacific Funds℠ Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
Pacific Funds℠ Small-Cap Value | Investor Class
Prospectus:
Trading Symbol	PFQRX
Pacific Funds℠ Small-Cap Value | Class S
Prospectus:
Trading Symbol	PFEIX
Pacific Funds℠ Small-Cap Growth | Class A
Prospectus:
Trading Symbol	PFMAX
Pacific Funds℠ Small-Cap Growth | Class C
Prospectus:
Trading Symbol	PFMCX
Pacific Funds℠ Small-Cap Growth | Advisor Class
Prospectus:
Trading Symbol	PFWDX
Pacific Funds℠ Small-Cap Growth | Investor Class
Prospectus:
Trading Symbol	PFWRX
Pacific Funds℠ Small-Cap Growth | Class S
Prospectus:
Trading Symbol	PFYIX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Short Duration Income | CLASS A
Prospectus:
Trading Symbol	PLADX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Short Duration Income | CLASS C
Prospectus:
Trading Symbol	PLCSX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Short Duration Income | CLASS I
Prospectus:
Trading Symbol	PLSDX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Short Duration Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLDSX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Core Income | CLASS A
Prospectus:
Trading Symbol	PLIAX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Core Income | CLASS I
Prospectus:
Trading Symbol	PLIIX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Core Income | Class C
Prospectus:
Trading Symbol	PLNCX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Core Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLIDX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Strategic Income | CLASS A
Prospectus:
Trading Symbol	PLSTX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Strategic Income | CLASS C
Prospectus:
Trading Symbol	PLCNX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Strategic Income | CLASS I
Prospectus:
Trading Symbol	PLSRX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Strategic Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLSFX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Floating Rate Income | CLASS I
Prospectus:
Trading Symbol	PLFRX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Floating Rate Income | Class A
Prospectus:
Trading Symbol	PLFLX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Floating Rate Income | Class C
Prospectus:
Trading Symbol	PLBCX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ Floating Rate Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLFDX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ High Income | CLASS A
Prospectus:
Trading Symbol	PLAHX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ High Income | CLASS C
Prospectus:
Trading Symbol	PLCHX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ High Income | CLASS I
Prospectus:
Trading Symbol	PLHIX
Class A, C, I, & Advisor Prospectus | Pacific Funds℠ High Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLHYX
Class A, C, & Advisor Prospectus | Pacific Funds℠ Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Class A, C, & Advisor Prospectus | Pacific Funds℠ Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Class A, C, & Advisor Prospectus | Pacific Funds℠ Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Class S & P Prospectus | Pacific Funds℠ Large-Cap | Class S
Prospectus:
Trading Symbol	PFKIX
Class S & P Prospectus | Pacific Funds℠ Large-Cap Value | Class S
Prospectus:
Trading Symbol	PFVIX
Class S & P Prospectus | Pacific Funds℠ Small/Mid-Cap | Class S
Prospectus:
Trading Symbol	PFOIX
Class S & P Prospectus | Pacific Funds℠ Small-Cap Value | Class S
Prospectus:
Trading Symbol	PFEIX
Class S & P Prospectus | Pacific Funds℠ Small-Cap Growth | Class S
Prospectus:
Trading Symbol	PFYIX